Condensed Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (Loss) (unaudited) (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2009	$ 275	$ 320,079	$ (136,758)	$ (13,254)	$ 170,342
Balances (in Shares) at Dec. 31, 2009	27,545
Net Income (Loss)			78,165		78,165
Amortization of pension actuarial amount				783	783
Amortization of black lung actuarial amount				412	412
Black lung obligation adjustment				(10,320)	(10,320)
Pension liability adjustment				(168)	(168)
Tax impact of adjustments to accumulated other comprehensive loss				3,540	3,540
Comprehensive income (loss)					72,412
Issuance of restricted stock awards, net of forfeitures	3	(3)
Issuance of restricted stock awards, net of forfeitures (in Shares)	284
Repurchase of shares for tax withholding		(844)			(844)
Repurchase of shares for tax withholding (in Shares)	(55)
Exercise of stock options		73			73
Exercise of stock options (in Shares)	5
Stock based compensation		5,400			5,400
Balances at Dec. 31, 2010	278	324,705	(58,593)	(19,007)	247,383
Balances (in Shares) at Dec. 31, 2010	27,779
Net Income (Loss)			(6,815)		(6,815)
Amortization of pension actuarial amount				395	395
Amortization of black lung actuarial amount				284	284
Tax impact of adjustments to accumulated other comprehensive loss				(356)	(356)
Comprehensive income (loss)					(6,492)
Issuance of common stock, net of offering costs of $9,171	76	170,469			170,545
Issuance of common stock, net of offering costs of $9,171 (in Shares)	7,648
Equity component of convertible debt offering, net of offering costs of $2,117 and deferred taxes of $25,974		40,627			40,627
Issuance of restricted stock awards, net of forfeitures	2	(2)
Issuance of restricted stock awards, net of forfeitures (in Shares)	230
Repurchase of shares for tax withholding		(1,236)			(1,236)
Repurchase of shares for tax withholding (in Shares)	(59)
Stock based compensation		2,648			2,648
Balances at Jun. 30, 2011	$ 356	$ 537,211	$ (65,408)	$ (18,684)	$ 453,475
Balances (in Shares) at Jun. 30, 2011	35,598